Expense Example	Jul. 25, 2025 USD ($)
T. Rowe Price Total Return Fund - Investor Class [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 47
Expense Example, with Redemption, 3 Years	158
Expense Example, with Redemption, 5 Years	289
Expense Example, with Redemption, 10 Years	672
T. Rowe Price Total Return Fund - I Class [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	33
Expense Example, with Redemption, 3 Years	110
Expense Example, with Redemption, 5 Years	201
Expense Example, with Redemption, 10 Years	468
T. Rowe Price Total Return Fund - Advisor Class [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	257
Expense Example, with Redemption, 5 Years	472
Expense Example, with Redemption, 10 Years	$ 1,089